Commitments and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Lease and Other Commitments

	€ million	€ million	€ million	€ million
	Leases	Leases	Other Commitments	Other Commitments(a)
Lease commitments and other commitments fall due as follows:	2021	2020	2021	2020
Within 1 year	56	69	1,233	844
Later than 1 year but not later than 5 years	90	80	1,554	694
Later than 5 years	23	9	501	18
	169	158	3,288	1,556
(a)Other commitments now include additional items, primarily volume commitments that were not included in 2020. The total figure on a comparable basis for 2020 is €3,530 million (of which €1,150 million was current).
Summary of Contingent Liabilities

	€ million	€ million
Summary of contingent liabilities	2021	2020
Corporate reorganisation – IPI, PIS and COFINS taxes and penalties	2,549	2,040
Inputs for PIS and COFINS taxes	36	35
Goodwill amortisation	137	137
Other tax assessments – approximately 700 cases	749	650
Total Brazil Tax	3,471	2,862
Other contingent liabilities	656	648
Total contingent liabilities	4,127	3,510